UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.) : |_| is a restatement
                                   |_| adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Asset Management, Inc.
Address: 253 Riverside Avenue
         Westport, CT 06880

13F File Number: 028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ronald H. Oliver
Title: President
Phone: 203-227-3601

Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver               Westport, Connecticut          May 11, 2007
--------------------               ---------------------        ----------------

Report Type  (Check only one):

|X| 13F Holdings Report
|_| 13F Notice
|_| 13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 92

Form 13F Information Table Value Total (x$1,000): $ 2,212,921

List of Included Managers:

      Andrew J. Knuth            Westport Asset Management, Inc.
      Edmund H. Nicklin, Jr.     Westport Asset Management, Inc.

List of Other Included Managers:
         No.      13F File Number           Name

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
                                                                                                 Voting Authority
                                                                                                 ----------------
                                   Title                Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                     of class    CUSIP    (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole    Shared      None
------------------------------     --------  ---------  --------  --------   ---  ----  -------  --------  ----    -------    ------
AAR Corp.                          COM       000361105    34971   1268892     SH        Defined                    1193792     75100
Airgas, Inc.                       COM       009363102     2504     59400     SH        Defined                      59400
Americanwest Bancorporation        COM       03058P109      898     41679     SH        Defined                                41679
Amphenol Corp.                     COM       032095101      258      4000     SH        Defined                                 4000
Applebee's International, Inc.     COM       037899101    41835   1688243     SH        Defined                    1638243     50000
Arbitron, Inc.                     COM       03875Q108     6446    137300     SH        Defined                     137300
Arthur J. Gallagher & Company      COM       363576109    24344    859300     SH        Defined                     809300     50000
Baldor Electric Company            COM       057741100    13755    364475     SH        Defined                     360475      4000
Bank of America Corp.              COM       060505104      285      5580     SH        Defined                       5580
Bank of Florida Corp.              COM       062128103     1606     85000     SH        Defined                      85000
BankUnited Financial Corp. - C     COM       06652B103    48968   2308731     SH        Defined                    2201731    107000
Banner Corporation                 COM       06652V109    16160    388925     SH        Defined                     367625     21300
Beasley Broadcast Group, Inc.      COM       074014101     2618    309059     SH        Defined                     245543     63516
Berry Petroleum Co.                COM       085789105     2766     90200     SH        Defined                      90200
Big Lots, Inc.                     COM       089302103   140813   4501701     SH        Defined                    4291164    210537
Brown & Brown, Inc.                COM       115236101    33902   1253300     SH        Defined                    1193300     60000
C&D Technologies, Inc.             COM       124661109      287     57000     SH        Defined                      57000
CVS/Caremark Corp.                 COM       126650100     9121    267176     SH        Defined                     257156     10020
Cadence Financial Corp.            COM       12738A101      900     45000     SH        Defined                      45000
Ceridian Corp.                     COM       156779100    23151    664500     SH        Defined                     664500
Charles River Laboratories Int     COM       159864107    15526    335616     SH        Defined                     335616
Checkpoint Systems, Inc.           COM       162825103    71612   3026718     SH        Defined                    2845418    181300
Chittenden Corp.                   COM       170228100    11967    396400     SH        Defined                     396400
Claire's Stores, Inc.              COM       179584107     3193     99400     SH        Defined                      99400
Columbia Banking System, Inc.      COM       197236102     6332    187730     SH        Defined                     187730
Comstock Resources, Inc.           COM       205768203    33827   1235479     SH        Defined                    1235479
Con-way Inc.                       COM       205944101     1675     33600     SH        Defined                      33600
ConocoPhillips                     COM       20825C104     6835    100000     SH        Defined                     100000
Cox Radio, Inc. - Class A          COM       224051102    13660   1000700     SH        Defined                     997700      3000
Darden Restaurants, Inc.           COM       237194105     6096    148000     SH        Defined                     148000
DeVry, Inc.                        COM       251893103   111248   3790400     SH        Defined                    3580400    210000
Del Monte Foods Company            COM       24522P103     2319    202000     SH        Defined                     202000
Devon Energy Corp.                 COM       25179M103    21716    313726     SH        Defined                     298242     15484
Downey Financial Corp.             COM       261018105    54743    848208     SH        Defined                     801851     46357
EGL, Inc.                          COM       268484102    35212    888518     SH        Defined                     819718     68800
EMS Technologies, Inc.             COM       26873N108     9513    493654     SH        Defined                     493654
Fairchild Semiconductor Corp.      COM       303726103    11350    678800     SH        Defined                     678800
Florida East Coast Industries,     COM       340632108    13040    208006     SH        Defined                     208006
Gaylord Entertainment Company      COM       367905106    14902    281865     SH        Defined                     281865
General Communication, Inc. -      COM       369385109    28789   2056378     SH        Defined                    1962278     94100
Haynes International, Inc.         COM       420877201     6959     95424     SH        Defined                      95424
Helmerich & Payne, Inc.            COM       423452101     5461    180000     SH        Defined                     180000
Hilb, Rogal & Hobbs Company        COM       431294107    89135   1817219     SH        Defined                    1708419    108800
Houston Exploration Company        COM       442120101    11475    212700     SH        Defined                     210700      2000
IMS Health, Inc.                   COM       449934108    22638    763237     SH        Defined                     760081      3156
ITT Educational Services, Inc.     COM       45068B109   122146   1498907     SH        Defined                    1437807     61100
Jack Henry & Associates, Inc.      COM       426281101     9620    400000     SH        Defined                     400000
KBR, Inc.                          COM       48242W106    13569    666800     SH        Defined                     629800     37000
Kinetic Concepts, Inc.             COM       49460W208    24975    493190     SH        Defined                     490190      3000
Lincare Holdings, Inc.             COM       532791100    11372    310300     SH        Defined                     285300     25000
Lydall, Inc.                       COM       550819106     7780    489600     SH        Defined                     489600
Map Info Corp.                     COM       565105103     1501     74548     SH        Defined                      34548     40000
Nat.West.Life Ins.                 COM       638522102    41087    167839     SH        Defined                     167839
North Valley Bancorp               COM       66304M105     1742     69300     SH        Defined                                69300
Orient Express Hotels Ltd. - C     COM       G67743107    53216    889600     SH        Defined                     868400     21200
Owens & Minor, Inc.                COM       690732102    39521   1076000     SH        Defined                     952400    123600
Parametric Technology Corp.        COM       699173209    25724   1353910     SH        Defined                    1350310      3600
People's United Financial, Inc     COM       712704105    26199    590064     SH        Defined                     518064     72000
Perkin Elmer, Inc.                 COM       714046109     2163     89300     SH        Defined                      89300
Perot Systems Corp. - Class A      COM       714265105    20015   1120014     SH        Defined                    1070014     50000
Pogo Producing Company             COM       730448107    60308   1253800     SH        Defined                    1231800     22000
Praxair, Inc.                      COM       74005P104      252      4000     SH        Defined                                 4000
Precision Castparts Corp.          COM       740189105    17293    166200     SH        Defined                     160200      6000
Preferred Bank, Los Angeles        COM       740367107     2523     64335     SH        Defined                      64335
Pres.Realty B                      COM       741004204      643     86200     SH        Defined                      86200
Prosperity Bancshares, Inc.        COM       743606105    20390    586935     SH        Defined                     540748     46187
Rogers Corp.                       COM       775133101    47561   1072401     SH        Defined                     973301     99100
Ross Stores, Inc.                  COM       778296103    47736   1387666     SH        Defined                    1347666     40000
Ruby Tuesday, Inc.                 COM       781182100    69861   2442700     SH        Defined                    2329700    113000
Saks, Inc.                         COM       79377w108    45118   2164950     SH        Defined                    1989950    175000
Sequa Corp. A                      COM       817320104    41018    342475     SH        Defined                     334975      7500
Sequa Corp. B                      COM       817320203     4634     38300     SH        Defined                      38300
Southwestern Energy Company        COM       845467109    18068    440900     SH        Defined                     440900
St. Joe Company (The)              COM       790148100     8197    156700     SH        Defined                     156700
Sterling Financial Corp.           COM       859319105    17407    558105     SH        Defined                     558105
Stone Energy Corp.                 COM       861642106    10567    355907     SH        Defined                     331907     24000
SunTrust Banks, Inc.               COM       867914103      937     11285     SH        Defined                      11285
Synopsys, Inc.                     COM       871607107    29126   1110392     SH        Defined                    1106392      4000
TJX Companies                      COM       872540109    13795    511700     SH        Defined                     471700     40000
Texas Instruments, Inc.            COM       882508104      518     17220     SH        Defined                      13184      4036
The South Financial Group, Inc     COM       837841105    46063   1863394     SH        Defined                    1774394     89000
Thermo Fisher Scientific Inc.      COM       883556102    11613    248400     SH        Defined                     210000     38400
Timberland Bancorp.                COM       887098101     2249     63800     SH        Defined                      63800
Triad Hospitals, Inc.              COM       89579K109    31210    597312     SH        Defined                     572063     25249
United Rentals, Inc.               COM       911363109    21887    795900     SH        Defined                     745700     50200
Universal Health Services, Inc     COM       913903100    73622   1285748     SH        Defined                    1212348     73400
Vishay Intertechnology, Inc.       COM       928298108    15217   1088500     SH        Defined                    1038500     50000
W-H Energy Services, Inc.          COM       92925E108     8044    172100     SH        Defined                     172100
Wachovia Corp.                     COM       929903102      277      5028     SH        Defined                       5028
Webster Financial Corp.            COM       947890109     6174    128588     SH        Defined                     127488      1100
Young Broadcasting, Inc.           COM       987434107     4032   1003100     SH        Defined                    1003100
iShares Russell 2000 Index Fun     COM       464287655   121142   1523603     SH        Defined                    1523603
REPORT SUMMARY                        92 DATA RECORDS   2212921
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